Intangible Assets	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 4 – Intangible Assets

The following tables provide detail associated with the Company’s acquired identifiable intangible assets:

	As of December 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (in years)
Amortized intangible assets:
Know-how license	$80.000	$(42,667)	$37,333	5
Total	$80.000	$(42,667)	$37,333

Amortization expense charged to operations was $16,000 for the years ended December 31, 2022 and 2021, respectively.